SALE OF ASSETS (Tables)	9 Months Ended
Sep. 30, 2023
Sale Of Assets
Schedule of note receivable

September 30, 2023
Convertible note receivable	$165,000
Unamortized discount	(13,125)
Convertible note receivable, net	$151,875